FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Net investment hedge (Details) - Dec. 31, 2023 € in Millions, $ in Millions	EUR (€)	USD ($)
Currency risk | Net investment hedge | EUR corporate bond
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities	€ 500	$ 552